Form N-1A Cover	May 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	May 05, 2026
Document Effective Date	May 05, 2026
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	May 05, 2026